UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Lamoreaux & Associates, LLC
Address:	1505 Bridgeway, Suite 125
		Sausalito, CA  94965

Form 13F File Number:	28-06079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip A. Lamoreaux
Title:	Manager
Phone:	(415) 331-8200


Signature, Place and Date of Signing:


	/s/ Phillip A. Lamoreaux			Sausalito, CA		  2-13-2002
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
<Page 1>

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		13

Form 13F Information Table Value Total:		$41,820,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page 2


NAME OF ISSUER					TITLE OF		CUSIP		VALUE		SHARES	INV.	  OTHER   VOTING AUTH
							CLASS					X1000				DISC	  MGR		SOLE
Arris Group, Inc.					Common		04269Q100	  1,142	  117,000	Sole	   N/A	Sole
ATI Technologies					Common		001941103	  2,223	  175,000	Sole	   N/A	Sole
Cardiodynamics, Intl.				Common		141597104	  2,809       425,000	Sole	   N/A	Sole
Divine, Inc.					Common		255402109        11	   15,426	Sole     N/A	Sole
JDS Uniphase, Inc.				Common		46612J101	  4,869	  561,000	Sole	   N/A	Sole
Key Energy						Common		492914106	  5,796	  630,000	Sole	   N/A	Sole
New Focus, Inc.					Common		644383101	  5,391	1,414,900	Sole	   N/A	Sole
Photon Dynamics, Inc.				Common		719364101	  7,076	  155,000	Sole	   N/A	Sole
Polycom Corp.					Common		73172K104	  2,385	   70,000	Sole	   N/A	Sole
Redback						Common		757209101	  2,370	  600,000   Sole	   N/A	Sole
Research In Motion				Common		760975102	  2,846	  120,000	Sole	   N/A	Sole
Tellium, Inc.					Common		87967E107     2,617       420,000   Sole	   N/A	Sole
Zoran Corp.						Common	  	98975F101     2,285        70,000	Sole     N/A	Sole




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